Product Sales	12 Months Ended
Jul. 02, 2017
Segment Reporting [Abstract]
Product Sales

PRODUCT SALES

Sales by product group were as follows (thousands of dollars and percent of total net sales):

			Years Ended
	July 2, 2017		July 3, 2016		June 28, 2015
	Net Sales	%	Net Sales	%	Net Sales	%
Keys & locksets	$114,938	28%	$113,765	28%	$114,287	28%
Power access	84,457	20	83,747	21	68,078	16
Door handles & exterior trim	67,722	16	61,376	15	60,864	15
Driver controls	56,983	14	55,955	14	57,894	14
Aftermarket & OE service	47,216	11	48,200	12	78,717	19
Latches	35,307	8	28,023	7	24,320	6
Other	10,702	3	10,353	3	7,315	2
	$417,325	100%	$401,419	100%	$411,475	100%